Condensed Consolidated Balance Sheets (Parenthetical) - Common Class A [Member] - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	18,992,403	17,710,471
Common stock, shares outstanding	18,992,403	17,710,471